CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - SEK (kr) kr in Thousands	SHARE CAPITAL	NON-REGISTERED SHARE CAPITAL	OTHER CAPITAL PROVIDED	RESERVES [1]	RETAINED EARNINGS	NON-CONTROLLING INTERESTS	Total
Opening balance at Apr. 30, 2015							kr 375,710
Income for the year							(141,539)
Other comprehensive income							(19)
Comprehensive income for the year							(141,557)
Closing balance at Apr. 30, 2016	kr 10,721	kr 0	kr 941,961	kr (19)	kr (626,610)		326,053
Income for the year				13	(160,243)		(160,243)
Other comprehensive income							13
Comprehensive income for the year	0	0	0	13	(160,243)	kr 0	(160,230)
Equity component in issue of convertible loans (NOTE 18)			1,152				1,152
New share issues (NOTE 21)	1,183	706	135,111				137,000
Issue expenses			(3,605)				(3,605)
Closing balance at Apr. 30, 2017	11,904	706	1,074,619	(6)	(786,853)	0	300,371
Income for the year					(118,007)	(6)	(118,013)
Other comprehensive income				(23)			(23)
Comprehensive income for the year	0	0	0	(23)	(118,007)	(6)	(118,036)
Warrants			13,713				13,713
Equity component in issue of convertible loans (NOTE 18)			985				985
New share issues (NOTE 21)	5,737	(706)	158,472				163,503
Issue expenses			(15,500)				(15,500)
Closing balance at Apr. 30, 2018	kr 17,641	kr 0	kr 1,232,290	kr (29)	kr (904,860)	kr (6)	kr 345,036

[1]	Translation differences